Fair Value Measurements	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements
4.	Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis. The Company determines fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. These levels are:

Level 1: Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2: Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3: Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

Financial instruments consist of cash and cash equivalents, prepaid and other current assets, accounts payable and accrued expenses, note payable, private placement warrants, and research and development license consideration. The carrying values of the Company’s cash and cash equivalents, prepaid and other current assets, and accounts payable and accrued expenses approximate their fair value due to the short-term maturity of these instruments.

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and the fair value hierarchy of the valuation techniques utilized.

	June 30, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents	$112,580	$—	$—	$112,580
Financial liabilities:
Private placement warrants	$—	$2,069	$—	$2,069

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Note payable	$—	$—	$7,756	$7,756
Research and development license consideration	$—	$—	$2,634	$2,634

There were no transfers into or out of Level 1, Level 2, or Level 3 during the three and six months ended June 30, 2023 and the period ended December 31, 2022.

Note payable

The Company elected the fair value option to account for its Note payable to Hydra, LLC (see Note 10). The fair value of the Note payable at issuance was measured as the cash proceeds from the Note. The fair value of the Note payable subsequent to issuance was estimated using the probability-weighted expected return method (“PWERM”), whereby the total settlement obligation under the Note was determined based on the amounts payable to Hydra under various scenarios. The PWERM’s output is determined based on inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The PWERM contemplated three scenarios: i) the Company consummates the Business Combination without triggering an event of default, ii) the Company triggers an event of default, and consummates the Business Combination, and iii) the Company does not consummate the Business Combination. The settlement value of each scenario was determined using a discounted cash flow model. Significant estimates in the cash flow model include the discount rate and time to repayment. As of December 31, 2022, the weighted average discount rate was 9.0%, and the weighted average time to repayment was 0.6 years, each weighted by the probability of the scenario. Upon the Closing Date of the Business Combination, the Note was remeasured to the settlement value and subsequently repaid for a total of $10.0 million. The following table provides a summary of changes in the estimated fair value of the Note:

For the Six
Months Ended
June 30, 2023
Balance at December 31, 2022	$7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	2,244
Settlement of the Note	(10,000)
Balance at June 30, 2023	$—

The Company recorded a loss on remeasurement of the Note of $2.2 million for the six months ended June 30, 2023 within change in fair value of note payable on the condensed consolidated statement of operations.

Research and development license consideration

As consideration for the 2022 Lilly License (see Note 6), Lilly agreed to receive either 550,000 Zura Class A Ordinary Shares upon the closing of the Business Combination (subject to certain lock-up provisions) or 4,702,867 shares of Z33 Series Seed Preferred Shares (the subsidiary redeemable preferred shares) if the Business Combination was not consummated. As of December 31, 2022, the arrangement was liability classified and remeasured at fair value at each reporting date (the research and development license consideration liability). The fair value of the research and development license consideration liability was estimated using the PWERM, whereby the total settlement obligation was determined based upon the fair value of the JATT Class A Ordinary Shares, the Z33 Series Seed Preferred Shares, and the probability of the consummation of the Business Combination. As certain of the inputs to the PWERM are not observable in the market, the research and development license consideration liability represented a Level 3 measurement within the fair value hierarchy. As of December 31, 2022, the fair value of JATT Class A Ordinary Shares was determined to be $7.66 per share, a discount to the trading price due to the shares being subject to a lock-up provision. As of December 31, 2022, the fair value of Z33 Series Seed Preferred Shares was determined to be $0.15 per share.

Upon the Closing Date of the Business Combination, the liability was remeasured to its settlement value and subsequently settled through the issuance of 550,000 Class A Ordinary Shares of Zura. The aggregate fair value of the Class A Ordinary Shares of Zura issued to Lilly was determined to be $4.5 million, or $8.16 per share. The following table provides a summary of changes in the estimated fair value of the liability:

For the Six
Months Ended
June 30, 2023
Balance at December 31, 2022	$2,634
Remeasurement of the liability to settlement value upon the Closing of the Business Combination	1,854
Settlement of the liability	(4,488)
Balance at June 30, 2023	$—

The Company recorded a loss on the remeasurement of the research and development license consideration liability of $1.9 million for the six months ended June 30, 2023 within research and development on the condensed consolidated statement of operations.

Private Placement Warrants

As of June 30, 2023, the Company has private placement warrants assumed in connection with the Business Combination (see Note 8). Such warrants are measured at fair value on a recurring basis. Because the transfer of private placement warrants to non-permitted transferees would result in the private placement warrants having substantially the same terms as the public warrants, the Company determined that the fair value of each private placement warrant is consistent with that of a public warrant. Accordingly, the private placement warrants are classified as Level 2 financial instruments. The following table provides a summary of changes in the estimated fair value of the private placement warrants:

Balance at December 31, 2022	$—
Assumption of private placement warrants	1,714
Change in fair value	(177)
Balance at March 31, 2023	1,537
Change in fair value	532
Balance at June 30, 2023	$2,069

The Company recorded a gain from the change in fair value of the private placement warrants of $0.5 million for the three months ended June 30, 2023 and a loss of $0.4 million for the six months ended June 30, 2023, within change in fair value of private placement warrants on the condensed consolidated statement of operations.

Note 3 — Fair Value Measurements

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2022, and the fair value hierarchy of the valuation techniques utilized.

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Note payable	$—	$—	$7,756	$7,756
Research and development license consideration	—	—	2,634	2,634
Total	$—	$—	$10,390	$10,390

There were no transfers into or out of Level 3 during the period ended December 31, 2022.

The Company elected the fair value option to account for its Note payable to Hydra, LLC. Refer to Note 8 for further details on the Note. The fair value of the Note payable at issuance was measured as the cash proceeds from the Note. The fair value of the Note payable subsequent to issuance was estimated using the probability-weighted expected return method (“PWERM”), whereby the total settlement obligation under the Note was determined based on the amounts payable to Hydra under various scenarios. The PWERM’s output is determined based on inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The PWERM contemplated two three scenarios: i) the Company consummates the Business Combination without triggering an event of default, ii) the Company triggers an event of default, and consummates the Business Combination, and iii) the Company does not consummate the Business Combination. The settlement value of each scenario was determined using a discounted cash flow model. Significant estimates in the cash flow model include the discount rate, time to repayment. As of December 31, 2022, the weighted average discount rate was 9.0%, and the weighted average time to repayment was 0.6 year, each weighted by the probability of the scenario. The Company recorded any changes in the fair value of the Note through other expense in the consolidated statement of operations.

As consideration for the Lilly License (see Note 5), Lilly will receive either 550,000 shares of JATT common stock upon the closing of the Business Combination (subject to certain lock-up provisions) or 4,702,867 shares of Z33 Series Seed Preferred Shares

(the subsidiary redeemable preferred shares) if the Business Combination is not consummated (the research and development license consideration liability). The arrangement is liability classified and remeasured at fair value at each reporting date. The fair value of the research and development license consideration liability was estimated using the PWERM, whereby the total settlement obligation was determined based upon the fair value of the JATT common stock, the Z33 Series Seed Preferred Shares, and the probability of the consummation of the Business Combination. As certain of the inputs to the PWERM are not observable in the market, the research and development license consideration liability represented a Level 3 measurement within the fair value hierarchy. As of December 31, 2022, the fair value of JATT common stock was determined to be $7.66 per share, a discount to the trading price due to the shares being subject to a lock-up provision. As of December 31, 2022, the fair value of Z33 Series Seed Preferred Shares was determined to be $0.15 per share. The Company recorded any changes in the fair value of the research and development license consideration liability within research and development on the consolidated statement of operations.

Level 3 Financial Liabilities

The following table summarizes the change in the fair value of the note payable for the period ended December 31, 2022:

December 31, 2022
Beginning balance	$—
Initial measurement of note payable	7,600
Change upon remeasurement to fair value	156
Ending balance	$7,756

The $0.2 million change in fair value is included in other expense in the consolidated statement of operations for the period ended December 31, 2022.

The following table summarizes the change in the fair value of the research and development license consideration liability for the period ended December 31, 2022:

December 31, 2022
Beginning balance	$—
Initial measurement of research and development license consideration	2,449
Change upon remeasurement to fair value	185
Ending balance	$2,634

The $0.2 million change in fair value is included in research & development in the consolidated statement of operations for the period ended December 31, 2022.